General and administrative expenses (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
General and Administrative Expenses (CHF million)
Occupancy expenses	287	290	308	577	596
IT, machinery, etc.	377	385	372	762	715
Provisions and losses	273	170	13	443	82
Travel and entertainment	92	89	101	181	191
Professional services	466	454	473	920	908
Amortization and impairment of other intangible assets	7	6	7	13	21
Other	399	360	399	759	813
General and administrative expenses	1,901	1,754	1,673	3,655	3,326